Marketable Securities and Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 54,415	$ 45,276
Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	111,078	176,818
Level 1 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	56,663	131,542
Level 2 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	54,415	45,276
Money Market Funds [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	56,663	131,542
Money Market Funds [Member] | Level 1 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	56,663	131,542
US Treasury Notes [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	54,415	45,276
US Treasury Notes [Member] | Level 1 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0
US Treasury Notes [Member] | Level 2 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 54,415	$ 45,276